TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
TRADE AND OTHER RECEIVABLES
Total trade and other receivables	$ 3,966	$ 9,786
Oil, Natural Gas and NGL sales
TRADE AND OTHER RECEIVABLES
Total trade and other receivables	2,604	8,201
Joint interest billing receivables
TRADE AND OTHER RECEIVABLES
Total trade and other receivables	930	1,545
Commodity derivative contract receivables
TRADE AND OTHER RECEIVABLES
Total trade and other receivables		37
Other
TRADE AND OTHER RECEIVABLES
Total trade and other receivables	$ 432	$ 3